Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000073513
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class A Shares
Trading Symbol	SOAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
AssetsNet	$ 40,563,438
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 77,641
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,563,438 Number of Portfolio Holdings106 Advisory Fee (net of waivers)$77,641 Portfolio Turnover1%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
Electric Transmission & Distribution	2.1%
Institutional Brokerage	2.3%
P&C Insurance	3.1%
Higher Education	3.3%
Econ & Indust Development	3.9%
Miscellaneous Tax	4.4%
Banks	5.5%
Other	5.6%
Electricity And Public Power	5.6%
Integrated Electric Utilities	5.8%
Hospitals	7.5%
Local Authority	7.8%
Tobacco	9.6%
Life Insurance	10.8%
Other Sectors	24.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000167229
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class C Shares
Trading Symbol	SACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%
AssetsNet	$ 40,563,438
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 77,641
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,563,438 Number of Portfolio Holdings106 Advisory Fee (net of waivers)$77,641 Portfolio Turnover1%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
Electric Transmission & Distribution	2.1%
Institutional Brokerage	2.3%
P&C Insurance	3.1%
Higher Education	3.3%
Econ & Indust Development	3.9%
Miscellaneous Tax	4.4%
Banks	5.5%
Other	5.6%
Electricity And Public Power	5.6%
Integrated Electric Utilities	5.8%
Hospitals	7.5%
Local Authority	7.8%
Tobacco	9.6%
Life Insurance	10.8%
Other Sectors	24.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000219380
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Institutional Shares
Trading Symbol	SOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 40,563,438
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 77,641
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,563,438 Number of Portfolio Holdings106 Advisory Fee (net of waivers)$77,641 Portfolio Turnover1%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.7%
Electric Transmission & Distribution	2.1%
Institutional Brokerage	2.3%
P&C Insurance	3.1%
Higher Education	3.3%
Econ & Indust Development	3.9%
Miscellaneous Tax	4.4%
Banks	5.5%
Other	5.6%
Electricity And Public Power	5.6%
Integrated Electric Utilities	5.8%
Hospitals	7.5%
Local Authority	7.8%
Tobacco	9.6%
Life Insurance	10.8%
Other Sectors	24.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000003857
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	SOAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$80	1.52%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.52%
AssetsNet	$ 240,444,108
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,068,497
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$240,444,108 Number of Portfolio Holdings146 Advisory Fee $1,068,497 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.5%
Materials	1.5%
Real Estate Investment Trusts (REITs)	2.3%
Energy	4.4%
Utilities	4.5%
Consumer Staples	4.6%
Consumer Discretionary	5.9%
Health Care	6.4%
Financials	9.1%
Communications	9.7%
Industrials	12.5%
Technology	39.5%

C000167227
Shareholder Report [Line Items]
Class Name	Class C Shares
Trading Symbol	SACVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$117	2.22%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.22%
AssetsNet	$ 240,444,108
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,068,497
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$240,444,108 Number of Portfolio Holdings146 Advisory Fee $1,068,497 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.5%
Materials	1.5%
Real Estate Investment Trusts (REITs)	2.3%
Energy	4.4%
Utilities	4.5%
Consumer Staples	4.6%
Consumer Discretionary	5.9%
Health Care	6.4%
Financials	9.1%
Communications	9.7%
Industrials	12.5%
Technology	39.5%

C000219378
Shareholder Report [Line Items]
Class Name	Institutional Shares
Trading Symbol	SOIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$65	1.22%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%
AssetsNet	$ 240,444,108
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,068,497
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$240,444,108 Number of Portfolio Holdings146 Advisory Fee $1,068,497 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.5%
Materials	1.5%
Real Estate Investment Trusts (REITs)	2.3%
Energy	4.4%
Utilities	4.5%
Consumer Staples	4.6%
Consumer Discretionary	5.9%
Health Care	6.4%
Financials	9.1%
Communications	9.7%
Industrials	12.5%
Technology	39.5%

C000059931
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	SOAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 22,644,140
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,823
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,644,140 Number of Portfolio Holdings102 Advisory Fee (net of waivers)$3,823 Portfolio Turnover10%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Local	3.1%
Idr & Pcr	5.1%
Lease	7.7%
Special Tax	9.8%
Transportation	11.4%
Education	12.1%
Utilities	12.9%
Health Care	14.2%
Housing	23.2%

C000167228
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	SACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%
AssetsNet	$ 22,644,140
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,823
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,644,140 Number of Portfolio Holdings102 Advisory Fee (net of waivers)$3,823 Portfolio Turnover10%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Local	3.1%
Idr & Pcr	5.1%
Lease	7.7%
Special Tax	9.8%
Transportation	11.4%
Education	12.1%
Utilities	12.9%
Health Care	14.2%
Housing	23.2%

C000219379
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Institutional Shares
Trading Symbol	SOIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 22,644,140
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,823
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,644,140 Number of Portfolio Holdings102 Advisory Fee (net of waivers)$3,823 Portfolio Turnover10%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Local	3.1%
Idr & Pcr	5.1%
Lease	7.7%
Special Tax	9.8%
Transportation	11.4%
Education	12.1%
Utilities	12.9%
Health Care	14.2%
Housing	23.2%

C000003855
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class A Shares
Trading Symbol	SOAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$87	1.62%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.62%
AssetsNet	$ 74,694,909
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 341,331
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$74,694,909 Number of Portfolio Holdings93 Advisory Fee $341,331 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Technology	0.2%
Financials	0.3%
Energy	0.5%
Communications	0.7%
Consumer Discretionary	1.7%
Industrials	2.1%
Money Market Funds	2.2%
Real Estate	93.6%

C000167226
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class C Shares
Trading Symbol	SACRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$124	2.32%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.32%
AssetsNet	$ 74,694,909
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 341,331
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$74,694,909 Number of Portfolio Holdings93 Advisory Fee $341,331 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Technology	0.2%
Financials	0.3%
Energy	0.5%
Communications	0.7%
Consumer Discretionary	1.7%
Industrials	2.1%
Money Market Funds	2.2%
Real Estate	93.6%

C000219377
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Institutional Shares
Trading Symbol	SOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	1.32%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.32%
AssetsNet	$ 74,694,909
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 341,331
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$74,694,909 Number of Portfolio Holdings93 Advisory Fee $341,331 Portfolio Turnover8%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Technology	0.2%
Financials	0.3%
Energy	0.5%
Communications	0.7%
Consumer Discretionary	1.7%
Industrials	2.1%
Money Market Funds	2.2%
Real Estate	93.6%

C000240591
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class A Shares
Trading Symbol	SOAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	1.53%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
AssetsNet	$ 59,192,118
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 260,958
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$59,192,118 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$260,958 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	2.3%
Money Market Funds	2.6%
Energy	2.6%
Utilities	93.8%

C000240590
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class C Shares
Trading Symbol	SOCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$117	2.28%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.28%
AssetsNet	$ 59,192,118
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 260,958
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$59,192,118 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$260,958 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	2.3%
Money Market Funds	2.6%
Energy	2.6%
Utilities	93.8%

C000240589
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Institutional Shares
Trading Symbol	SOIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 59,192,118
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 260,958
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$59,192,118 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$260,958 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	2.3%
Money Market Funds	2.6%
Energy	2.6%
Utilities	93.8%